Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2035 Fund - Fidelity Freedom 2035 Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	20.68%
Annual Return 2014	5.75%
Annual Return 2015	(0.21%)
Annual Return 2016	8.63%
Annual Return 2017	22.00%
Annual Return 2018	(8.42%)
Annual Return 2019	24.49%
Annual Return 2020	17.07%
Annual Return 2021	14.35%
Annual Return 2022	(17.65%)